Quarterly Holdings Report
for
Fidelity® Series Short-Term Credit Fund
May 31, 2023
SS1-NPRT3-0723
1.9863241.108
Nonconvertible Bonds - 71.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 5.0%
Diversified Telecommunication Services - 1.9%
AT&T, Inc. 1.7% 3/25/26	3,100,000	2,834,117
NTT Finance Corp.:
0.583% 3/1/24 (b)	2,527,000	2,437,228
1.162% 4/3/26 (b)	5,299,000	4,784,234
Verizon Communications, Inc. 2.625% 8/15/26	1,460,000	1,370,789
		11,426,368
Entertainment - 0.5%
The Walt Disney Co. 1.75% 1/13/26	3,100,000	2,887,304
Media - 1.4%
Comcast Corp. 3.95% 10/15/25	3,500,000	3,440,033
Discovery Communications LLC 4.9% 3/11/26	1,460,000	1,441,393
Magallanes, Inc. 3.788% 3/15/25	3,700,000	3,576,374
		8,457,800
Wireless Telecommunication Services - 1.2%
T-Mobile U.S.A., Inc.:
1.5% 2/15/26	1,170,000	1,062,567
2.25% 2/15/26	1,600,000	1,483,028
3.5% 4/15/25	4,500,000	4,363,466
		6,909,061
TOTAL COMMUNICATION SERVICES		29,680,533
CONSUMER DISCRETIONARY - 4.7%
Automobiles - 3.8%
American Honda Finance Corp.:
1% 9/10/25	3,100,000	2,843,433
4.75% 1/12/26	1,100,000	1,102,038
BMW U.S. Capital LLC 3.25% 4/1/25 (b)	3,100,000	3,012,998
Daimler Finance North America LLC:
4.95% 3/30/25 (b)	1,500,000	1,496,196
5.5% 11/27/24 (b)	1,460,000	1,464,715
General Motors Financial Co., Inc.:
1.05% 3/8/24	1,414,000	1,367,317
1.25% 1/8/26	4,954,000	4,448,241
5.25% 3/1/26	3,100,000	3,074,832
Volkswagen Group of America Finance LLC 3.2% 9/26/26 (b)	3,919,000	3,675,295
		22,485,065
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp. 4.75% 2/15/26	1,200,000	1,198,642
Specialty Retail - 0.7%
Advance Auto Parts, Inc. 5.9% 3/9/26	574,000	581,666
AutoNation, Inc. 4.5% 10/1/25	1,460,000	1,421,844
AutoZone, Inc. 3.625% 4/15/25	1,460,000	1,417,599
Lowe's Companies, Inc.:
4.4% 9/8/25	716,000	708,504
4.8% 4/1/26	215,000	214,484
		4,344,097
TOTAL CONSUMER DISCRETIONARY		28,027,804
CONSUMER STAPLES - 4.2%
Consumer Staples Distribution & Retail - 0.4%
7-Eleven, Inc. 0.8% 2/10/24 (b)	1,376,000	1,326,963
Dollar General Corp. 4.25% 9/20/24	1,370,000	1,351,353
		2,678,316
Food Products - 1.1%
Conagra Brands, Inc. 4.6% 11/1/25	1,800,000	1,784,759
McCormick & Co., Inc. 0.9% 2/15/26	5,000,000	4,477,932
		6,262,691
Tobacco - 2.7%
BAT Capital Corp. 3.222% 8/15/24	350,000	339,714
BAT International Finance PLC 1.668% 3/25/26	6,600,000	5,947,964
Imperial Tobacco Finance PLC 3.125% 7/26/24 (b)	5,257,000	5,074,410
Philip Morris International, Inc.:
2.75% 2/25/26	1,460,000	1,381,458
5.125% 11/15/24	3,000,000	3,001,634
		15,745,180
TOTAL CONSUMER STAPLES		24,686,187
ENERGY - 4.1%
Oil, Gas & Consumable Fuels - 4.1%
Canadian Natural Resources Ltd. 2.05% 7/15/25	4,381,000	4,113,805
Enbridge, Inc.:
2.15% 2/16/24	559,000	544,620
2.5% 2/14/25	584,000	556,355
Energy Transfer LP:
2.9% 5/15/25	1,800,000	1,710,154
4.2% 9/15/23	1,668,000	1,659,373
Enterprise Products Operating LP 5.05% 1/10/26	887,000	893,971
EQT Corp. 5.678% 10/1/25	1,129,000	1,128,165
Equinor ASA 1.75% 1/22/26	909,000	844,438
MPLX LP 1.75% 3/1/26	5,000,000	4,558,434
Occidental Petroleum Corp. 2.9% 8/15/24	2,098,000	2,018,748
Phillips 66 Co.:
1.3% 2/15/26	1,750,000	1,589,102
3.85% 4/9/25	3,100,000	3,026,506
The Williams Companies, Inc.:
4% 9/15/25	1,460,000	1,419,263
5.4% 3/2/26	290,000	292,364
		24,355,298
FINANCIALS - 35.5%
Banks - 19.3%
Bank of America Corp.:
0.976% 4/22/25 (c)	10,000,000	9,580,921
1.843% 2/4/25 (c)	5,500,000	5,347,741
Barclays PLC:
1.007% 12/10/24 (c)	3,245,000	3,144,213
3.932% 5/7/25 (c)	10,000,000	9,785,676
Danske Bank A/S 3.875% 9/12/23 (b)	3,793,000	3,765,648
HSBC Holdings PLC:
0.976% 5/24/25 (c)	6,000,000	5,699,970
1.645% 4/18/26 (c)	4,469,000	4,124,579
JPMorgan Chase & Co.:
0.824% 6/1/25 (c)	9,763,000	9,275,223
2.083% 4/22/26 (c)	5,000,000	4,701,150
3.22% 3/1/25 (c)	5,000,000	4,904,190
Mitsubishi UFJ Financial Group, Inc.:
0.848% 9/15/24 (c)	6,000,000	5,906,639
0.953% 7/19/25 (c)	5,000,000	4,719,136
2.193% 2/25/25	6,000,000	5,663,854
Mizuho Financial Group, Inc. 0.849% 9/8/24 (c)	2,945,000	2,901,960
National Bank of Canada 0.55% 11/15/24 (c)	2,428,000	2,368,275
NatWest Group PLC 3.875% 9/12/23	5,847,000	5,806,773
NatWest Markets PLC 0.8% 8/12/24 (b)	3,125,000	2,951,914
Santander Holdings U.S.A., Inc. 3.5% 6/7/24	4,731,000	4,597,868
Societe Generale:
2.625% 10/16/24 (b)	908,000	862,564
3.875% 3/28/24 (b)	3,557,000	3,483,690
Sumitomo Mitsui Financial Group, Inc. 1.474% 7/8/25	5,000,000	4,601,946
Wells Fargo & Co.:
1.654% 6/2/24 (c)	5,000,000	5,000,000
2.164% 2/11/26 (c)	5,000,000	4,721,389
		113,915,319
Capital Markets - 6.0%
Credit Suisse AG 0.495% 2/2/24	5,000,000	4,775,900
Deutsche Bank AG New York Branch:
0.898% 5/28/24	1,760,000	1,668,852
1.447% 4/1/25 (c)	4,153,000	3,912,382
2.222% 9/18/24 (c)	9,466,000	9,283,627
Morgan Stanley 0.79% 5/30/25 (c)	11,000,000	10,425,534
UBS Group AG 1.008% 7/30/24 (b)(c)	5,345,000	5,293,394
		35,359,689
Consumer Finance - 6.7%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	3,012,000	2,827,763
1.75% 1/30/26	4,184,000	3,746,869
4.875% 1/16/24	1,464,000	1,451,301
Ally Financial, Inc.:
1.45% 10/2/23	789,000	776,378
5.125% 9/30/24	4,280,000	4,179,823
Capital One Financial Corp. 1.343% 12/6/24 (c)	2,500,000	2,423,922
Hyundai Capital America 1% 9/17/24 (b)	5,519,000	5,196,541
John Deere Capital Corp.:
3.4% 9/11/25	3,100,000	3,009,243
4.8% 1/9/26	1,700,000	1,710,384
Synchrony Financial:
4.25% 8/15/24	5,352,000	5,080,310
4.375% 3/19/24	5,198,000	5,034,835
Toyota Motor Credit Corp. 5.4% 11/10/25	4,400,000	4,455,065
		39,892,434
Financial Services - 2.9%
Athene Global Funding:
0.95% 1/8/24 (b)	5,259,000	5,071,669
1% 4/16/24 (b)	5,000,000	4,750,108
The Western Union Co.:
2.85% 1/10/25	1,063,000	1,016,309
4.25% 6/9/23	6,026,000	6,023,646
		16,861,732
Insurance - 0.6%
Great-West Lifeco U.S. Finance 2020 LP 0.904% 8/12/25 (b)	2,318,000	2,084,785
MassMutual Global Funding II 4.5% 4/10/26 (b)	1,500,000	1,484,886
		3,569,671
TOTAL FINANCIALS		209,598,845
HEALTH CARE - 3.6%
Biotechnology - 1.1%
AbbVie, Inc.:
3.2% 5/14/26	1,460,000	1,401,473
3.6% 5/14/25	3,100,000	3,019,120
Amgen, Inc. 5.25% 3/2/25	2,000,000	2,005,564
		6,426,157
Health Care Providers & Services - 1.2%
Cigna Group:
1.25% 3/15/26	1,750,000	1,582,229
4.125% 11/15/25	1,200,000	1,175,063
CVS Health Corp.:
3% 8/15/26	1,460,000	1,376,197
5% 2/20/26	1,500,000	1,501,769
HCA Holdings, Inc. 5.875% 2/15/26	1,400,000	1,406,358
		7,041,616
Pharmaceuticals - 1.3%
AstraZeneca PLC 3.375% 11/16/25	1,500,000	1,453,550
Bayer U.S. Finance II LLC 4.25% 12/15/25 (b)	6,250,000	6,068,187
		7,521,737
TOTAL HEALTH CARE		20,989,510
INDUSTRIALS - 5.9%
Aerospace & Defense - 1.5%
Raytheon Technologies Corp. 5% 2/27/26	824,000	829,531
The Boeing Co.:
1.95% 2/1/24	5,000,000	4,883,964
4.875% 5/1/25	3,000,000	2,969,392
		8,682,887
Building Products - 0.3%
Carrier Global Corp. 2.242% 2/15/25	1,750,000	1,658,061
Commercial Services & Supplies - 0.9%
Republic Services, Inc. 0.875% 11/15/25	6,080,000	5,517,946
Machinery - 1.5%
Caterpillar Financial Services Corp.:
3.65% 8/12/25	3,100,000	3,028,298
4.8% 1/6/26	2,900,000	2,914,577
Daimler Trucks Finance North America LLC:
1.625% 12/13/24 (b)	1,475,000	1,394,397
5.15% 1/16/26 (b)	1,700,000	1,700,624
		9,037,896
Passenger Airlines - 0.8%
Delta Air Lines, Inc. 2.9% 10/28/24	4,794,000	4,625,294
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
0.7% 2/15/24	2,107,000	2,031,614
0.8% 8/18/24	2,623,000	2,462,316
		4,493,930
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd. 2.875% 2/15/25 (b)	1,000,000	932,763
TOTAL INDUSTRIALS		34,948,777
INFORMATION TECHNOLOGY - 3.4%
Electronic Equipment, Instruments & Components - 0.3%
Dell International LLC/EMC Corp. 6.02% 6/15/26	1,600,000	1,637,684
Semiconductors & Semiconductor Equipment - 0.7%
Microchip Technology, Inc. 0.983% 9/1/24	3,079,000	2,900,331
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 3.875% 6/18/26	1,460,000	1,405,706
		4,306,037
Software - 2.4%
Oracle Corp. 5.8% 11/10/25	4,400,000	4,476,539
VMware, Inc.:
0.6% 8/15/23	5,987,000	5,925,695
1% 8/15/24	3,937,000	3,717,761
		14,119,995
TOTAL INFORMATION TECHNOLOGY		20,063,716
MATERIALS - 0.9%
Chemicals - 0.9%
Celanese U.S. Holdings LLC:
5.9% 7/5/24	1,500,000	1,498,261
6.05% 3/15/25	1,460,000	1,465,904
Nutrien Ltd. 5.9% 11/7/24	782,000	786,735
Westlake Corp. 3.6% 8/15/26	1,460,000	1,389,884
		5,140,784
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp. 1.3% 9/15/25	1,905,000	1,738,901
Crown Castle International Corp. 1.35% 7/15/25	444,000	408,548
		2,147,449
UTILITIES - 3.4%
Electric Utilities - 1.5%
Duke Energy Corp. 5% 12/8/25	1,100,000	1,099,173
FirstEnergy Corp.:
1.6% 1/15/26	476,000	434,640
2.05% 3/1/25	2,724,000	2,554,339
Pennsylvania Electric Co. 5.15% 3/30/26 (b)	550,000	546,560
Southern Co.:
0.6% 2/26/24	2,247,000	2,162,846
5.15% 10/6/25	1,400,000	1,402,119
Tampa Electric Co. 3.875% 7/12/24	881,000	866,935
		9,066,612
Independent Power and Renewable Electricity Producers - 0.5%
Emera U.S. Finance LP 0.833% 6/15/24	2,827,000	2,669,154
Multi-Utilities - 1.4%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.7098% 5/13/24 (c)(d)	4,294,000	4,282,225
DTE Energy Co. 4.22% 11/1/24	1,600,000	1,573,932
NiSource, Inc. 0.95% 8/15/25	1,953,000	1,781,462
WEC Energy Group, Inc. 5% 9/27/25	570,000	569,661
		8,207,280
TOTAL UTILITIES		19,943,046
TOTAL NONCONVERTIBLE BONDS (Cost $435,358,096)		419,581,949

U.S. Treasury Obligations - 10.4%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.75% 8/31/26 (e)	11,061,500	9,973,066
3.875% 1/15/26	4,000,000	3,972,031
4.125% 10/31/27	19,000,000	19,195,937
4.5% 11/15/25	12,151,700	12,230,021
4.625% 3/15/26	15,700,000	15,923,234
TOTAL U.S. TREASURY OBLIGATIONS (Cost $61,722,647)		61,294,289

U.S. Government Agency - Mortgage Securities - 0.8%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.8%
4.5% 3/1/39 to 9/1/49	3,912,843	3,857,199
5.5% 11/1/34	943,154	962,334
7.5% 11/1/31	192	203
TOTAL FANNIE MAE		4,819,736
Freddie Mac - 0.0%
8.5% 5/1/26 to 7/1/28	8,227	8,493
Ginnie Mae - 0.0%
7% to 7% 1/15/25 to 8/15/32	101,530	104,641
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $5,322,374)		4,932,870

Asset-Backed Securities - 9.5%
	Principal Amount (a)	Value ($)
American Express Credit Account Master Trust Series 2022-4 Class A, 4.95% 10/15/27	947,000	951,000
Capital One Multi-Asset Execution Trust Series 2022-A3 Class A, 4.95% 10/15/27	1,170,000	1,173,761
Carvana Auto Receivables Trust Series 2021-P2 Class A3, 0.49% 3/10/26	3,255,808	3,159,714
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 6.2616% 7/27/30 (b)(c)(d)	5,057,919	4,999,708
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	270,312	258,747
Chase Issuance Trust Series 2022-A1 Class A, 3.97% 9/15/27	1,450,000	1,423,008
Chesapeake Funding II LLC Series 2023 1A Class A1, 5.65% 5/15/35 (b)	1,242,503	1,238,048
Countrywide Home Loans, Inc. Series 2004-2 Class 3A4, 1 month U.S. LIBOR + 0.500% 5.638% 7/25/34 (c)(d)	103,729	98,980
Dell Equipment Finance Trust Series 2021-1 Class A3, 0.43% 5/22/26 (b)	1,015,023	1,004,264
Donlen Fleet Lease Funding Series 2021-2 Class A2, 0.56% 12/11/34 (b)	1,431,381	1,391,480
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 6.3603% 4/15/31 (b)(c)(d)	3,350,000	3,298,534
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	1,286,308	1,264,082
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	726,456	709,067
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	258,000	253,045
Series 2023-1 Class A2, 5.51% 1/22/29 (b)	1,056,000	1,052,837
GM Financial Consumer Automobile Re Series 2023 2 Class A3, 4.47% 2/16/28	376,000	372,721
GMF Floorplan Owner Revolving Trust Series 2020-1 Class A, 0.68% 8/15/25 (b)	2,239,000	2,217,022
Hyundai Auto Receivables Trust Series 2023 A Class A3, 4.58% 4/15/27	456,000	452,032
MMAF Equipment Finance LLC Series 2019-B Class A3, 2.01% 12/12/24 (b)	1,227,426	1,210,354
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 6.2603% 7/17/32 (b)(c)(d)	6,160,000	6,033,782
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 6.383% 1/25/36 (c)(d)	112,067	109,603
Prpm 2021-5, LLC Series 2021-5 Class A1, 1.793% 6/25/26 (b)(c)	3,236,169	2,957,741
Santander Drive Auto Receivables Trust Series 2022-5 Class A3, 4.11% 8/17/26	988,000	976,163
Santander Retail Auto Lease Trust Series 2021-A Class A3, 0.51% 7/22/24 (b)	2,031,462	2,001,651
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	590,389	589,264
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 6.2904% 11/18/30 (b)(c)(d)	2,896,650	2,870,006
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 5.998% 9/25/34 (c)(d)	115,132	109,626
Upstart Securitization Trust:
Series 2021-2 Class A, 0.91% 6/20/31 (b)	149,111	148,344
Series 2021-3 Class A, 0.83% 7/20/31 (b)	584,843	577,677
VCAT Asset Securitization, LLC:
Series 2021-NPL1 Class A1, 2.2891% 12/26/50 (b)	637,596	608,212
Series 2021-NPL2 Class A1, 2.115% 3/27/51 (b)	3,029,123	2,869,829
Series 2021-NPL3 Class A1, 1.743% 5/25/51 (b)(c)	3,997,842	3,685,435
Verizon Master Trust Series 2023 2 Class A, 4.89% 4/13/28	1,137,000	1,132,958
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 6.2103% 4/17/30 (b)(c)(d)	4,961,470	4,897,149
TOTAL ASSET-BACKED SECURITIES (Cost $57,511,180)		56,095,844

Collateralized Mortgage Obligations - 1.2%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.9%
Ajax Mortgage Loan Trust sequential payer Series 2021-B Class A, 2.239% 6/25/66 (b)(c)	1,776,096	1,665,353
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	603,358	576,082
Cascade Funding Mortgage Trust:
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)	689,359	664,344
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,000,409	943,909
Preston Ridge Partners Mortgage Trust Series 2021-2 Class A1, 2.115% 3/25/26 (b)	1,580,138	1,481,890
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 6.0669% 7/20/34 (c)(d)	1,081	945
TOTAL PRIVATE SPONSOR		5,332,523
U.S. Government Agency - 0.3%
Fannie Mae:
floater Series 2015-27 Class KF, 1 month U.S. LIBOR + 0.300% 5.438% 5/25/45 (c)(d)	439,997	432,403
sequential payer Series 2001-40 Class Z, 6% 8/25/31	35,742	35,993
Series 2016-27:
Class HK, 3% 1/25/41	477,264	448,381
Class KG, 3% 1/25/40	221,140	207,819
Series 2016-42 Class FL, 1 month U.S. LIBOR + 0.350% 5.488% 7/25/46 (c)(d)	495,550	493,696
Freddie Mac Series 3949 Class MK, 4.5% 10/15/34	253,440	250,598
TOTAL U.S. GOVERNMENT AGENCY		1,868,890
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,603,053)		7,201,413

Commercial Mortgage Securities - 4.6%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (b)	1,502,000	1,370,674
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 5.857% 9/15/26 (b)(c)(d)	3,055,000	2,898,631
BX Trust floater Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.2243% 10/15/39 (b)(c)(d)	330,000	329,793
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1 Class A1, 1.69% 7/15/60 (b)	4,794,079	4,329,698
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	3,194,897	2,791,739
CGDB Commercial Mortgage Trust floater Series 2019-MOB Class A, 1 month U.S. LIBOR + 0.950% 6.0574% 11/15/36 (b)(c)(d)	1,128,000	1,110,920
Citigroup Commercial Mortgage Trust sequential payer Series 2013-GC17 Class A4, 4.131% 11/10/46	2,062,000	2,039,072
COMM Mortgage Trust sequential payer Series 2015 LC19 Class A3, 2.922% 2/10/48	477,229	459,803
CSAIL Commercial Mortgage Trust sequential payer Series 19-C15 Class A2, 3.4505% 3/15/52	2,148,342	2,058,180
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 5.857% 7/15/32 (b)(c)(d)	1,020,401	966,759
GS Mortgage Securities Trust:
sequential payer Series 2014-GC18 Class AAB, 3.648% 1/10/47	6,250	6,208
Series 2011-GC5 Class A/S, 5.1526% 8/10/44 (b)(c)	3,916,157	3,791,903
JPMorgan Chase Commercial Mortgage Securities Trust floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.250% 6.357% 9/15/29 (b)(c)(d)	1,930,387	1,742,994
Morgan Stanley Capital I Trust sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	3,286,000	3,048,697
WF-RBS Commercial Mortgage Trust sequential payer Series 2013-C16 Class ASB, 3.963% 9/15/46	17,791	17,725
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $29,204,031)		26,962,796

Money Market Funds - 2.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (f) (Cost $11,647,798)	11,645,468	11,647,798

TOTAL INVESTMENT IN SECURITIES - 99.6% (Cost $608,369,179)	587,716,959
NET OTHER ASSETS (LIABILITIES) - 0.4%	2,637,038
NET ASSETS - 100.0%	590,353,997

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	198	Sep 2023	40,753,969	(98,767)	(98,767)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	179	Sep 2023	19,524,984	(24,134)	(24,134)

TOTAL FUTURES CONTRACTS					(122,901)
The notional amount of futures purchased as a percentage of Net Assets is 10.2%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $142,709,433 or 24.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $617,622.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	123,298	158,138,509	146,614,009	130,202	-	-	11,647,798	0.0%
Fidelity Securities Lending Cash Central Fund 5.14%	-	28,216,749	28,216,749	5,719	-	-	-	0.0%
Total	123,298	186,355,258	174,830,758	135,921	-	-	11,647,798

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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